Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 736	$ 423
Revaluation of warrants	82	419
Gain on amendment to company's pension plan	78	$ (53)
Pension defined benefit plans [member]
Disclosure of Other Operating Gains [Line Items]
Gain on amendment to company's pension plan	119
Investments accounted for using equity method [member]
Disclosure of Other Operating Gains [Line Items]
Gain on sale of equity method investment	$ 472